DEFERRED POLICY ACQUISITION COSTS, DEFERRED SALES INDUCEMENTS AND VALUE OF BUSINESS ACQUIRED (Tables)	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
Schedule of Rollforward of Deferred Acquisition Costs and Value of Business Acquired
The following tables present a rollforward of DAC, deferred sales inducements (“DSI”) and value of business acquired (“VOBA asset”) for the periods indicated:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2026 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of period	$1,893	$166	$377	$2,436
Additions	412	236	26	674
Amortization	(94)	(167)	(13)	(274)
Net change	318	69	13	400
Balance, end of period	$2,211	$235	$390	$2,836
DSI:
Balance, beginning of period	$1,114	$—	$—	$1,114
Additions	259	—	—	259
Amortization	(51)	—	—	(51)
Net change	208	—	—	208
Balance, end of period	$1,322	$—	$—	$1,322
VOBA asset:
Balance, beginning of period	$8,061	$14	$58	$8,133
Amortization	(380)	(4)	(2)	(386)
Net change	(380)	(4)	(2)	(386)
Balance, end of period	$7,681	$10	$56	$7,747
Total DAC, DSI and VOBA asset	$11,214	$245	$446	$11,905

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	P&C	Life Insurance	Total
DAC:
Balance, beginning of period	$886	$184	$306	$1,376
Additions	511	228	45	784
Amortization	(47)	(229)	(16)	(292)
Net change	464	(1)	29	492
Balance, end of period	$1,350	$183	$335	$1,868
DSI:
Balance, beginning of period	$393	$—	$—	$393
Additions	348	—	—	348
Amortization	(19)	—	—	(19)
Net change	329	—	—	329
Balance, end of period	$722	$—	$—	$722
VOBA asset:
Balance, beginning of period	$8,838	$27	$62	$8,927
Amortization	(381)	(8)	(2)	(391)
Net change	(381)	(8)	(2)	(391)
Balance, end of period	$8,457	$19	$60	$8,536
Total DAC, DSI and VOBA asset	$10,529	$202	$395	$11,126

Schedule of Projected VOBA Asset Amortization Expenses
The following table provides the projected VOBA asset amortization expenses for a five-year period and thereafter as of June 30, 2026:

Years	US$ MILLIONS
2026(1)	$365
2027	679
2028	623
2029	568
2030	520
Thereafter	4,992
Total amortization expense	$7,747
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(1)Expected amortization for the remainder of 2026.